Convertible bonds (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jun. 19, 2019
Convertible bonds
Aggregate principle amount		$ 106,000
Proceeds from Convertible Debt	$ 0	0	$ 901,287
Interest expense	14,475	75,555	38,114
Convertible bonds, non-current	924,077	779,225
Purchased call option	$ 77,000
Initial conversion price	$ 127.9
Retained earnings	$ 2,712,534	2,881,782
Repayment of convertible bonds	$ 0	0	$ 977
Adjustment
Convertible bonds
Retained earnings				$ 86,700
ADS
Convertible bonds
Initial conversion price	$ 95.9
Number of shares agreed to sell	10.4
Convertible bonds, non-current
Convertible bonds
Aggregate principle amount					$ 1,000
Convertible bonds, non-current	$ 924,100	779,200
Notes due 2025
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					0.75%
Proceeds from Convertible Debt	491,000
Convertible bonds, non-current	463,319	410,614
Debt issuance costs	9,000
Amortization of debt issuance costs	7,000
Amount allocated as deduction to the equity component	2,000
Notes due 2026
Convertible bonds
Aggregate principle amount					$ 500,000
Interest rate (as a percent)					1.375%
Proceeds from Convertible Debt	491,000
Convertible bonds, non-current	460,758	368,611
Debt issuance costs	9,000
Amortization of debt issuance costs	6,000
Amount allocated as deduction to the equity component	3,000
Notes due 2025 and 2026
Convertible bonds
Interest expense	13,332	$ 71,898
Initial conversion rate					$ 0.0104271
Initial conversion price					$ 95.9
Debt Instrument, Repurchased Amount	66,700
Net gain on extinguishment of debt	$ 4,000
Repurchase price of the principal amount, percentage	100.00%
Notes due 2025 and 2026 | Repayment Amount Of The Notes Due Equal To 71.1 Million [Member]
Convertible bonds
Repayment of convertible bonds	$ 71,100